Headline earnings	3 Months Ended
Mar. 31, 2021
Disclosure of earnings per share [Notes] [Abstract]
Headline earnings	Headline earnings

	Quarter	Quarter	Year
	ended	ended	ended
	Mar	Mar	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

The profit (loss) attributable to equity shareholders has been adjusted by the following to arrive at headline earnings (loss):
Profit (loss) attributable to equity shareholders	203	169	953
Net impairment (impairment reversal) on held for sale assets (1)	—	(26)	(17)
(Profit) loss on disposal of discontinued operations	—	(2)	80
Taxation on profit (loss) on disposal of discontinued operations	—	1	1
Profit (loss) on disposal of joint ventures (1)	—	—	(19)
Net loss (profit) on disposal of tangible assets (1)	—	1	2
Headline earnings (loss)	203	143	1,000

Headline earnings (loss) per ordinary share (US cents) (2)	48	34	238
Diluted headline earnings (loss) per ordinary share (US cents) (3)	48	34	238

(1) Tax effect has not been disclosed as the tax is less than $1m.
(2) Calculated on the basic weighted average number of ordinary shares.
(3) Calculated on the diluted weighted average number of ordinary shares.

Number of shares
Ordinary shares	417,005,830	415,578,197	416,399,307
Fully vested options	1,829,548	2,263,237	2,634,209
Weighted average number of shares	418,835,378	417,841,434	419,033,516
Dilutive potential of share options	—	644,570	447,934
Dilutive number of ordinary shares	418,835,378	418,486,004	419,481,450